Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

15.  Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.

15.  Income tax (continued)

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. The HNTE certificate is effective for a period of three years. An entity could reapply for the HNTE certificate when the prior certificate expires. Kuntong applied for the HNTE qualification and obtained the certificate in2023. Therefore, Kuntong is entitled to enjoy the preferential income tax rate of 15% for the three years from 2023 to 2026.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred (“Super Deduction”) in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 75% to 100%, further increased from 100% to 200%, effective from 2021 and 2023, respectively. The qualified R&D expenses are claimed by the Group according to the relevant tax rules and may be different from research and development expenses as disclosed in the financial statements.

Composition of income tax expenses are as follows:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	200	(471)	195
Deferred tax expense	—	—	—
Total	200	(471)	195

Composition of loss before tax are as follows:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss from Mainland China operations	(1,095,499)	(717,979)	(330,426)
Income/(loss) from overseas operations	1,587	(13,613)	25,721
Total loss before income tax	(1,093,912)	(731,592)	(304,705)

15.  Income tax (continued)

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years presented are as follows:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax	(1,093,912)	(731,592)	(304,705)
Income tax benefit at PRC statutory tax rate	(273,478)	(182,898)	(76,176)
Effect of different tax rate of different jurisdictions	(135)	1,428	(1,930)
Effect of preferential tax rates	4,460	3,983	3,427
Effect of Super Deduction for research and development expenses	(2,622)	(2,010)	(2,285)
Non-deductible expenses and non-taxable income	54,862	29,314	28,385
Change in valuation allowance	217,113	149,712	48,774
Total income tax expense/ (benefits)	200	(471)	195

Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business.

	As of
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Deferred tax assets:
Net operating losses carried forward	308,981	442,384	551,813
Accruals and others	67,952	84,261	23,606
Less: valuation allowance	(376,933)	(526,645)	(575,419)
Net deferred tax assets	—	—	—

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	159,820	376,933	526,645
Additions	217,113	149,712	49,008
Loss utilized	—	—	(234)
Balance at the end of the year	376,933	526,645	575,419

As of December 31, 2023, the Group had deductible tax losses carry forwards of approximately RMB2,566,249 which will expire during the period from 2028 to 2033.